SIGNIFICANT ESTIMATES, COMMITMENTS AND CONTINGENCIES (Detail Textuals 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitment and Contingencies [Line Items]
Total outstanding standby letters of credit	$ 9,070	$ 8,370
Minimum
Commitment and Contingencies [Line Items]
Letters of credit outstanding, term	7 days
Maximum
Commitment and Contingencies [Line Items]
Letters of credit outstanding, term	23 years
Commercial lines
Commitment and Contingencies [Line Items]
Line of credit facility, amount granted	64,455	55,668
Open-end consumer lines
Commitment and Contingencies [Line Items]
Line of credit facility, amount granted	$ 45,302	$ 44,545